Pay vs Performance Disclosure - USD ($)	12 Months Ended
	Dec. 31, 2024	Dec. 31, 2023	Dec. 31, 2022
Pay vs Performance Disclosure
Pay vs Performance Disclosure, Table

Pay Versus Performance

In accordance with rules adopted by the SEC pursuant to the Dodd-Frank Wall Street Reform and Consumer Protection Act of 2010, we provide the following disclosure regarding executive compensation for our principal executive officer, or PEO, and Non-PEO named executive officer, or Non-PEO NEO, and Company performance for the years listed below. Our PEO is Chad Hoehne.  We have two Non-PEO NEO, which are Randy W. Gilbert, our Chief Financial Officer and Robert Siqveland, our Chief Operating Officer, who retired March 31, 2023.

The Compensation Committee did not consider the pay versus performance disclosure below in making its pay decisions for any of the years shown:

Year	Summary Compensation for PEO(1)	Compensation actually paid to PEO(2)	Average Summary Compensation Table Total for Non-PEO NEOs (3)	Average Compensation Actually Paid to Non-PEO NEOs(4)	Value of Initial Fixed $100 Investment Based On Total Shareholder return(5)	Net Income(6)
2024	$328,150	$356,386	$298,425	$231,037	$112.96	$1,576,428
2023	357,000	402,661	225,798	190,539	114.55	1,613,005
2022	380,814	396,550	226,877	202,283	130.81	1,624,453

(1)	The dollar amounts reported are the amounts of total compensation reported for Mr. Hoehne, our President and Chief Executive Officer, for each corresponding year in the "Total" column of the Summary Compensation Table (SCT).
(2)

The dollar amounts reported represent the amount of “compensation actually paid” to Mr. Hoehne, computed in accordance with SEC regulations. The dollar amounts do not reflect the actual amount of compensation earned by or paid to Mr. Hoehne during the applicable year. The following adjustments were made to Mr. Hoehne’s total compensation for each year to determine “compensation actually paid” in accordance with SEC regulations.

PEO Total Compensation Amount	$ 328,150	$ 357,000	$ 380,814
PEO Actually Paid Compensation Amount	$ 356,386	402,661	396,550
Adjustment To PEO Compensation, Footnote

Adjustments to Determine Compensation Actually Paid for PEO	2024	2023	2022
Deduction for amounts reported under the “Stock Awards” and "Stock Options Awards" columns in the SCT	0	0	0
Increase for fair value of awards granted during year that remain unvested as of year end	0	0	0
Increase/deduction for change in fair value from prior year end to current year end of awards granted prior to year that were outstanding and unvested as of year end	(13,750)	(3,050)	(12,696)
Increase/deduction for change in fair value from prior year end to vesting date of awards granted prior to year that vested during year	7,150	13,750	5,000
Increase for dividends paid during the current year	34,836	34,898	23,432
Total Adjustments	$28,236	$45,598	$15,736

Year end fair values were determined based on the same methodology used for grant date fair value purposes. Deferred stock was valued based on the closing stock price on the relevant measurement date.  Stock awards under the Table Trac, Inc. 2021 Stock Incentive Plan were valued using a fair value per share determined using a Black-Scholes model run on the relevant measurement date.  Following the measurement date, the final dollar amount payout determined by the Compensation Committee and the stock price at that time determined the number of shares issued.

(3)	The dollar amounts reported represent the average of the amounts reported for the NEOs as a group (excluding our PEO) in the “Total” column of the Summary Compensation Table in each applicable year. In 2024, the Company only has one Non-PEO NEO, Randy W. Gilbert, our Chief Financial Officer and Chief Operating Officer. In 2023 and 2022, the Company’s Non-PEO NEOs consisted of Randy W. Gilbert, our Chief Financial Officer, and Robert Siqveland, our Chief Operating Officer.
(4)	The dollar amounts reported represent the amount of “compensation actually paid” to the NEOs as a group (excluding our PEO), as computed in accordance with SEC regulations. Again, the Non-PEO NEOs in 2024 refer to Randy W. Gilbert, our Chief Financial Officer and Chief Operating Officer, and in 2023 and 2022 refer to Randy W. Gilbert, our Chief Financial Officer and Robert Siqveland, our Chief Operation Officer. The dollar amounts do not reflect the actual amount of compensation earned by or paid to Mr. Gilbert and Mr. Siqveland during the applicable year. The following adjustments were made to the non-PEO NEO total compensation for each year to determine “compensation actually paid” in accordance with SEC regulations, using the same methodology described above in Note 2:

Non-PEO NEO Average Total Compensation Amount	$ 298,425	225,798	226,877
Non-PEO NEO Average Compensation Actually Paid Amount	$ 231,037	190,539	202,283
Adjustment to Non-PEO NEO Compensation Footnote
Adjustments to Determine Compensation Actually Paid for Non-PEO NEO	2024	2023	2022
Deduction for amounts reported under the “Stock Awards” and "Stock Options Awards" columns in the SCT	$(61,075)	(30,538)	$(33,563)
Increase for fair value of awards granted during year that remain unvested as of year end	0	0	0
Increase/deduction for change in fair value from prior year end to current year end of awards granted prior to year that were outstanding and unvested as of year end	(20,625)	(2,288)	(9,523)
Increase/deduction for change in fair value from prior year end to vesting date of awards granted prior to year that vested during year	10,725	(3,675)	15,650
Increase for dividends paid during the current year	3,587	1,241	2,842
Total Adjustments	$(67,388)	$(35,259)	$(24,593)

(5)	Cumulative TSR is calculated by dividing the sum of (i) the cumulative amount of dividends for the measurement period, assuming dividend reinvestment, and (ii) the difference between our share price at the end and the beginning of the measurement period by our share price at the beginning of the measurement period. We do not use TSR as a performance measure in our executive compensation program.
(6)

The dollar amounts reported represent the amount of net income reflected in our audited financial statements for the applicable year. We use net income as a performance measure in our executive compensation program.

Compensation Actually Paid vs. Total Shareholder Return

All information provided above under the “Pay Versus Performance” heading will not be deemed to be incorporated by reference in any filing by the Company under the Securities Act of 1933, as amended, whether made before or after the date hereof and irrespective of any general incorporation language in any such filing.

Compensation Actually Paid vs. Net Income

Relationship Disclosure to Pay Versus Performance Table

In accordance with rules adopted by the SEC pursuant to the Dodd-Frank Wall Street Reform and Consumer Protection Act of 2010, we provide the following descriptions of the relationships between information presented in the Pay Versus Performance table.

Compensation Actually Paid and Performance Measures

The charts below show, for the past three years, the relationship between the compensation actually paid (CAP) to our PEO and the compensation actually paid (CAP) to our non-PEO NEO to (i) the Company’s cumulative TSR; and (ii) the Company’s total revenue.

Total Shareholder Return Amount	$ 112.96	114.55	130.81
Net Income (Loss)	1,576,428	1,613,005	1,624,453
PEO
Pay vs Performance Disclosure
Adjustment to Compensation, Amount	28,236	45,598	15,736
PEO | Aggregate Grant Date Fair Value of Equity Award Amounts Reported in Summary Compensation Table
Pay vs Performance Disclosure
Adjustment to Compensation, Amount	0	0	0
PEO | Year-end Fair Value of Equity Awards Granted in Covered Year that are Outstanding and Unvested
Pay vs Performance Disclosure
Adjustment to Compensation, Amount	0	0	0
PEO | Year-over-Year Change in Fair Value of Equity Awards Granted in Prior Years That are Outstanding and Unvested
Pay vs Performance Disclosure
Adjustment to Compensation, Amount	(13,750)	(3,050)	(12,696)
PEO | Change in Fair Value as of Vesting Date of Prior Year Equity Awards Vested in Covered Year
Pay vs Performance Disclosure
Adjustment to Compensation, Amount	7,150	13,750	5,000
PEO | Dividends or Other Earnings Paid on Equity Awards not Otherwise Reflected in Total Compensation for Covered Year
Pay vs Performance Disclosure
Adjustment to Compensation, Amount	34,836	34,898	23,432
Non-PEO NEO
Pay vs Performance Disclosure
Adjustment to Compensation, Amount	(67,388)	(35,259)	(24,593)
Non-PEO NEO | Aggregate Grant Date Fair Value of Equity Award Amounts Reported in Summary Compensation Table
Pay vs Performance Disclosure
Adjustment to Compensation, Amount	(61,075)	(30,538)	(33,563)
Non-PEO NEO | Year-end Fair Value of Equity Awards Granted in Covered Year that are Outstanding and Unvested
Pay vs Performance Disclosure
Adjustment to Compensation, Amount	0	0	0
Non-PEO NEO | Year-over-Year Change in Fair Value of Equity Awards Granted in Prior Years That are Outstanding and Unvested
Pay vs Performance Disclosure
Adjustment to Compensation, Amount	(20,625)	(2,288)	(9,523)
Non-PEO NEO | Change in Fair Value as of Vesting Date of Prior Year Equity Awards Vested in Covered Year
Pay vs Performance Disclosure
Adjustment to Compensation, Amount	10,725	(3,675)	15,650
Non-PEO NEO | Dividends or Other Earnings Paid on Equity Awards not Otherwise Reflected in Total Compensation for Covered Year
Pay vs Performance Disclosure
Adjustment to Compensation, Amount	$ 3,587	$ 1,241	$ 2,842